INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure Abstract
INCOME TAX EXPENSE

NOTE 31: INCOME TAX (EXPENSE) / BENEFIT

The allocation of income / (loss) before income tax between domestic and foreign is as follows:

	2012	2013	2014
	(EUR in millions)

Income / (loss) before income tax domestic	(3,041)	(664)	(2,672)
Income / (loss) before income tax foreign	693	900	313
	(2,348)	236	(2,359)

The significant components of the income tax/(expense) for the years ended December 31, 2012, 2013 and 2014 are as follows:

	2012	2013	2014
	(EUR in millions)
Income tax (expense):
Current tax expense domestic	(34)	(31)	11
Current tax expense foreign	(171)	(102)	(96)
Deferred tax (expense)/benefit domestic	(19)	51	(63)
Deferred tax (expense)/benefit foreign	55	(85)	34
Total income tax (expense)	(169)	(167)	(114)
The allocation of income before income tax between domestic and foreign is presented in Note 39.

The differences between the nominal statutory income tax and the effective income tax are summarized as follows:

	2012	2013	2014
	(EUR in millions)
Income tax calculated based on statutory income tax rate of 26% (2012: 20%, 2013: 26%)	(470)	61	(613)
Effect of tax exempt income	(58)	(160)	(171)
Effect of different tax rates in other countries	(21)	(37)	(33)
Non deductible expenses	51	50	52
Statutory revaluation of fixed assets	(10)	11	-
Effect of change in income tax rate	-	(1,069)	-
Valuation allowance for deferred tax assets	658	1,297	918
Non-offsettable income taxes with current year income taxes	14	1	2
Income tax audit settlement	6	(7)	-
Other	(1)	20	(41)
Income tax expense / (benefit)	169	167	114

The significant components of deferred income tax assets and liabilities at December 31 comprised:

	2013	2014

	(EUR in millions)
Deferred Tax Assets:
Allowance for loan losses	1,299	1,825
Mark to market valuation of securities and derivatives	597	562
Pension and other post retirement benefits	92	105
Insurance reserves	143	71
Revaluation of land and buildings	168	169
Intangibles recognized upon acquisition and other assets	1	1
Tax free reserves	11	-
Tax loss carried forward	490	1,033
Other	302	300
PSI tax losses	2,303	2,221
Gross deferred tax assets	5,406	6,287
Deferred tax assets / liabilities for netting	(79)	(90)
Net deferred tax assets	5,327	6,197
Valuation allowance for deferred tax assets	(5,085)	(6,003)
Net deferred tax assets after valuation allowance	242	194

Deferred Tax Liabilities:
Allowance for loan losses	(32)	(16)
Mark to market valuation of securities and derivatives	(20)	(36)
Insurance reserves	-	(1)
Revaluation of land and buildings	(1)	(1)
Intangibles recognized upon acquisition and other assets	(32)	(31)
Tax free reserves	(94)	(17)
Other	(21)	(21)
Gross deferred tax liabilities	(200)	(123)
Deferred tax liabilities / assets for netting	79	90
Net deferred tax liabilities	(121)	(33)

Reconciliation of the movement of valuation allowance for deferred tax assets:	2013	2014

	(EUR in millions)
Opening balance	3,788	5,085
Charge for the period	1,297	918
Closing balance	5,085	6,003

Realization of deferred tax assets is dependent on generating sufficient taxable income. Although realization is not assured, the Group believes that the realization of the net deferred tax assets after valuation allowance of EUR 242 million and EUR 194 million, at December 31, 2013 and 2014 respectively, is more likely than not based upon all available positive and negative evidence in Greece and the other countries where the Group operates.

 A significant piece of objective negative evidence evaluated was the cumulative loss incurred over the years ended December 31, 2010, 2012, 2013 and 2014 in the Bank. Such objective evidence limits the ability to consider other subjective evidence in taxable entities where there is a cumulative loss.

Greek Law 4046/2012 was enacted on February 14, 2012 and effectively extends the period over which the tax losses realized on implementation of the PSI exchange may be utilized from a 5 year loss carry-forward to an amortization period over the life of the New Greek government bonds. However, Law 4110/2013 amended the said provision so that, any difference (loss) arising from the said exchange is amortised in 30 annual equal instalments.

Each year Management assesses whether the recognition of the deferred tax asset is appropriate to the extent that future taxable profit will be available to absorb these tax losses and other deductible temporary differences.

The Group as at December 31, 2014 has a deferred tax asset of EUR 1,033 million on the tax losses carry-forward of EUR 4,093 million which expire as follows:

(EUR in
Year	millions)
2015	755
2016	21
2017	847
2018	175
2019	2,255
2020	16
2021	16
Unlimited	8
Total	4,093

The applicable Greek statutory corporation income tax rate was 20% for 2012 and 26% for 2013 and 2014. In January 2013, Law 4110/2013 provided that for the periods commencing from January 1, 2013 thereon, the nominal corporation tax rate was increased to 26%. Furthermore, for profit distributions approved from January 1, 2014 onwards the withholding tax is reduced to 10% from 25%.

Based on the above, the Group examined the timing of the reversal of the temporary differences for all Greek entities and adjusted the deferred tax asset/liability amounts accordingly in order to reflect the increase in the nominal tax rates. The total effect, for the years ended December 31, 2012, 2013 and 2014, was an expense of NIL, EUR (1,069) million and NIL respectively which was offset by an equivalent amount of valuation allowance resulting in a total net effect of NIL for the years 2012, 2013 and 2014.

The reconciliation of the movement of the Group's unrecognized tax benefits is presented in the following table. If recognized, these benefits would affect the Group's effective tax rate.

Reconciliation of the Change in Unrecognized Tax Benefits
	2012	2013	2014

	(EUR in millions)
Balance, at beginning of year	11	10	3
Reductions related to positions taken during prior years	(1)	(7)	-
Balance, at end of year	10	3	3

The Group companies file income tax returns in the jurisdictions in which they conduct business. We do not expect the total amounts of unrecognized tax benefits to significantly change within 12 months of the reporting date.

Tax authorities have not yet audited all subsidiaries for certain financial years and accordingly their tax obligations for those years may not be considered final. Additional taxes and penalties may be imposed as a result of such tax audits; although the amounts cannot be determined, it is not expected to have a material effect on the consolidated statement of financial position of the Group and the Bank. The Bank has been audited by the Greek tax authorities up to and including the year 2008. The tax audit for the years 2009 and 2010, by the Greek Tax Authorities, was finalized on February 4, 2015. According to the tax assessment notice received on March 11, 2015, an additional tax of EUR 36 million was levied to the Bank. The Bank intends to initiate court action and expects that will be vindicated. The financial years 2011, 2012 and 2013 were audited and 2014 is currently being audited by the independent auditor, Deloitte Hadjipavlou Sofianos & Cambanis S.A., in accordance with article 82 of Law 2238/1994. The tax audit certificates for the years 2011, 2012 and 2013 were unqualified and issued on July 27, 2012, September 27, 2013 and July 10, 2014, respectively. Based on article 6 of Ministerial Decision 1159/7.22.2011, the years 2011 and 2012 are considered final for tax audit purposes and 2013 and 2014 financial years will be considered final for tax audit purposes 18 months after the issue of the tax audit certificates during which period, the tax authorities are entitled to re-examine the tax books of the Bank.

The open tax years of the major companies of the Group at December 31, 2014, are as follows:

Company	Open tax years
National Bank of Greece S.A.	2013-2014
NBG London Branch (United Kingdom)	2012-2014
Finansbank A.S. (Turkey)	2010-2014
United Bulgarian Bank A.D.-Sofia (Bulgaria)	2014
Vojvodjanska Banka A.D. Novi Sad (Serbia)	2009-2014
Banca Romaneasca S.A. (Romania)	2009-2014
NBG Securities S.A. (Greece)	2009-2010 & 2013-2014
NBG Asset Management Mutual Funds S.A. (Greece)	2009-2010 & 2013-2014
Ethniki Leasing S.A. (Greece)	2010 & 2013-2014
Ethniki Hellenic General Insurance S.A. (Greece)	2010 & 2013-2014